JPMorgan Large Cap Value Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Aerospace & Defense — 2.9%
Raytheon Technologies Corp.	1,038	84,963
Air Freight & Logistics — 1.0%
FedEx Corp.	195	28,922
Airlines — 1.0%
Delta Air Lines, Inc. *	1,097	30,771
Banks — 10.7%
Bank of America Corp.	2,407	72,679
Fifth Third Bancorp	1,110	35,460
First Republic Bank	111	14,543
Truist Financial Corp.	604	26,307
US Bancorp	1,395	56,242
Wells Fargo & Co.	2,763	111,144
		316,375
Beverages — 3.3%
Coca-Cola Co. (The)	943	52,832
Constellation Brands, Inc., Class A	122	28,113
Keurig Dr Pepper, Inc.	492	17,602
		98,547
Biotechnology — 6.0%
AbbVie, Inc.	381	51,081
BioMarin Pharmaceutical, Inc. *	184	15,606
Regeneron Pharmaceuticals, Inc. *	114	78,669
Vertex Pharmaceuticals, Inc. *	108	31,299
		176,655
Building Products — 0.9%
Carrier Global Corp.	772	27,438
Capital Markets — 0.6%
Intercontinental Exchange, Inc.	182	16,471
Chemicals — 1.9%
Chemours Co. (The)	668	16,459
FMC Corp.	287	30,393
Sherwin-Williams Co. (The)	47	9,582
		56,434
Communications Equipment — 0.7%
Cisco Systems, Inc.	532	21,264
Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	303	80,987
Electric Utilities — 2.4%
Exelon Corp.	1,056	39,584
NextEra Energy, Inc.	385	30,172
		69,756

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	93	19,919
Equity Real Estate Investment Trusts (REITs) — 2.8%
Equity LifeStyle Properties, Inc.	595	37,409
Kite Realty Group Trust	574	9,891
Ventas, Inc.	906	36,370
		83,670
Food & Staples Retailing — 4.9%
BJ's Wholesale Club Holdings, Inc. *	597	43,439
US Foods Holding Corp. *	1,537	40,644
Walmart, Inc.	476	61,711
		145,794
Food Products — 2.0%
Bunge Ltd.	257	21,212
Lamb Weston Holdings, Inc.	499	38,635
		59,847
Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	395	21,296
Medtronic plc	352	28,416
Zimmer Biomet Holdings, Inc.	356	37,220
		86,932
Health Care Providers & Services — 7.7%
Cardinal Health, Inc.	649	43,275
Centene Corp. *	1,110	86,354
Cigna Corp.	128	35,544
Humana, Inc.	128	62,298
		227,471
Hotels, Restaurants & Leisure — 1.1%
Royal Caribbean Cruises Ltd. *	812	30,790
Household Durables — 0.4%
KB Home	280	7,247
Newell Brands, Inc.	397	5,515
		12,762
Household Products — 1.2%
Energizer Holdings, Inc.	206	5,179
Procter & Gamble Co. (The)	230	29,012
		34,191
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	214	35,665
Insurance — 5.2%
Chubb Ltd.	160	29,064
Hartford Financial Services Group, Inc. (The)	587	36,359

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	412	47,879
Travelers Cos., Inc. (The)	261	39,970
		153,272
Interactive Media & Services — 1.5%
Alphabet, Inc., Class C *	147	14,076
Meta Platforms, Inc., Class A *	221	29,999
		44,075
IT Services — 0.9%
Fidelity National Information Services, Inc.	337	25,444
Machinery — 1.9%
AGCO Corp.	58	5,578
Deere & Co.	82	27,579
Parker-Hannifin Corp.	99	23,916
		57,073
Media — 2.9%
Comcast Corp., Class A	2,940	86,230
Metals & Mining — 1.9%
Alcoa Corp.	575	19,364
Freeport-McMoRan, Inc.	1,358	37,120
		56,484
Multiline Retail — 0.1%
Kohl's Corp.	110	2,757
Multi-Utilities — 2.3%
Ameren Corp.	548	44,142
CenterPoint Energy, Inc.	868	24,474
		68,616
Oil, Gas & Consumable Fuels — 10.2%
Chevron Corp.	450	64,709
ConocoPhillips	189	19,291
Diamondback Energy, Inc.	495	59,688
EOG Resources, Inc.	255	28,447
Exxon Mobil Corp.	651	56,865
Hess Corp.	665	72,478
		301,478
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	1,905	135,462
Elanco Animal Health, Inc. *	509	6,312
		141,774
Professional Services — 0.5%
Leidos Holdings, Inc.	172	15,027
Road & Rail — 0.5%
CSX Corp.	528	14,058

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	961	24,757
Specialty Retail — 1.0%
Best Buy Co., Inc.	131	8,310
Ross Stores, Inc.	237	19,998
		28,308
Technology Hardware, Storage & Peripherals — 0.9%
Seagate Technology Holdings plc	507	26,993
Textiles, Apparel & Luxury Goods — 1.7%
Kontoor Brands, Inc.	399	13,403
Tapestry, Inc.	1,277	36,322
		49,725
Total Common Stocks (Cost $2,837,943)		2,841,695
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b) (Cost $124,631)	124,596	124,646
Total Investments — 100.3% (Cost $2,962,574)		2,966,341
Liabilities in Excess of Other Assets — (0.3)%		(9,737)
NET ASSETS — 100.0%		2,956,604

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,966,341	$—	$—	$2,966,341

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Large Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$130,474	$592,170	$598,016	$11	$7	$124,646	124,596	$498	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.